UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche LifeCompass 2015 Fund

	Shares	Value ($)

Equity - Equity Funds 48.7%
Deutsche Capital Growth Fund "Institutional" (a)	7,034	551,739
Deutsche Core Equity Fund "Institutional" (a)	350,317	9,052,192
Deutsche EAFE Equity Index Fund "Institutional" (a)	155,745	2,269,207
Deutsche Emerging Markets Equity Fund "Institutional" (a)	90,995	1,551,466
Deutsche Equity 500 Index Fund "Institutional" (a)	35,914	8,206,235
Deutsche Global Equity Fund "Institutional"* (a)	136,803	1,181,974
Deutsche Global Growth Fund "Institutional" (a)	13,982	424,916
Deutsche Global Infrastructure Fund "Institutional" (a)	246,451	3,617,895
Deutsche Global Small Cap Fund "Institutional" (a)	37,667	1,645,282
Deutsche Latin America Equity Fund "S" (a)	2,209	47,082
Deutsche Real Estate Securities Fund "Institutional" (a)	145,656	3,335,522
Deutsche Real Estate Securities Income Fund "Institutional" (a)	10,309	102,572
Deutsche Small Cap Core Fund "S" (a)	72,668	2,007,812
Deutsche Small Cap Growth Fund "S" (a)	8,221	270,789
Deutsche Small Cap Value Fund "Institutional" (a)	3,414	92,862
Deutsche World Dividend Fund "Institutional" (a)	27,833	812,722

Total Equity - Equity Funds (Cost $25,877,743)		35,170,267
Equity - Exchange-Traded Funds 5.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	6,400	189,312
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	2,300	102,235
iShares MSCI Pacific ex Japan Fund	24,500	1,127,735
SPDR Barclays Convertible Securities Fund	46,381	2,282,409
SPDR S&P Emerging Asia Pacific Fund	2,500	230,650

Total Equity - Exchange-Traded Funds (Cost $3,553,743)		3,932,341
Fixed Income - Bond Funds 41.8%
Deutsche Core Plus Income Fund "Institutional" (a)	475,192	5,136,830
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	186,365	2,497,288
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	227,548	2,250,452
Deutsche Enhanced Global Bond Fund "S" (a)	189,980	1,723,114
Deutsche Floating Rate Fund "Institutional" (a)	110,805	1,024,944
Deutsche Global Inflation Fund "Institutional" (a)	872,325	8,697,078
Deutsche High Income Fund "Institutional" (a)	318,033	1,536,101
Deutsche Short Duration Fund "S" (a)	390,660	3,504,223
Deutsche U.S. Bond Index Fund "Institutional" (a)	383,806	3,818,869

Total Fixed Income - Bond Funds (Cost $31,382,689)		30,188,899
Market Neutral Fund 1.5%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,167,826)	125,188	1,079,124
Fixed Income - Money Market Fund 3.1%
Central Cash Management Fund, 0.09% (a) (c) (Cost $2,226,552)	2,226,552	2,226,552

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,208,553) †	100.6	72,597,183
Other Assets and Liabilities, Net	(0.6)	(437,642)

Net Assets	100.0	72,159,541

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $64,853,963.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $7,743,220.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,047,184 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,303,964.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2015 is as follows:

Affiliate	Value ($) at August 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2015
Deutsche Capital Growth Fund	999,438	76,810	515,500	177,001	2,189	74,621	551,739
Deutsche Core Equity Fund	9,617,597	695,519	1,501,100	113,190	57,187	538,632	9,052,192
Deutsche Core Fixed Income Fund	5,068,546	—	5,007,479	93,992	—	—	—
Deutsche Core Plus Income Fund	2,024,513	5,145,862	1,952,500	(18,688)	138,383	—	5,136,830
Deutsche Diversified Market Neutral Fund	1,207,628	—	129,300	(14,772)	—	—	1,079,124
Deutsche EAFE Equity Index Fund	3,509,882	82,752	1,170,900	150,893	82,752	—	2,269,207
Deutsche Emerging Markets Equity Fund	1,796,514	31,914	190,900	(11,955)	18,514	—	1,551,466
Deutsche Enhanced Commodity Strategy Fund	3,661,820	427,025	1,111,000	(268,826)	120,325	—	2,497,288
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,607,812	96,795	225,400	(17,805)	80,895	—	2,250,452
Deutsche Enhanced Global Bond Fund	2,057,976	84,152	254,400	(19,881)	64,442	19,710	1,723,114
Deutsche Equity 500 Index Fund	9,396,970	493,701	1,722,800	439,333	220,353	273,348	8,206,235
Deutsche Floating Rate Fund	1,755,910	35,415	740,300	(15,568)	35,415	—	1,024,944
Deutsche Global Equity Fund	1,386,466	—	217,400	4,844	—	—	1,181,974
Deutsche Global Growth Fund	532,837	4,160	108,400	2,030	4,160	—	424,916
Deutsche Global Inflation Fund	8,717,880	623,416	408,000	(23,171)	98,316	—	8,697,078
Deutsche Global Infrastructure Fund	3,303,205	716,160	160,500	(8,367)	29,841	161,619	3,617,895
Deutsche Global Small Cap Fund	2,135,129	163,595	514,200	(54,891)	19,466	144,129	1,645,282
Deutsche High Income Fund	1,169,134	637,456	210,900	(9,664)	68,756	—	1,536,101
Deutsche Latin America Equity Fund	109,814	5,214	38,000	(1,997)	983	3,131	47,082
Deutsche Real Estate Securities Fund	3,166,358	461,274	227,000	7,013	52,364	216,810	3,335,522
Deutsche Real Estate Securities Income Fund	97,835	20,077	4,700	(297)	3,584	6,393	102,572
Deutsche Short Duration Fund	4,437,547	147,730	994,300	(20,583)	78,830	—	3,504,223
Deutsche Small Cap Core Fund	2,355,683	122,471	489,800	102,379	—	122,471	2,007,812
Deutsche Small Cap Growth Fund	305,242	29,003	63,700	(5,388)	—	29,003	270,789
Deutsche Small Cap Value Fund	109,697	9,028	22,500	(16,394)	230	8,798	92,862
Deutsche U.S. Bond Index Fund	5,677,905	196,256	1,946,200	(68,888)	117,364	78,357	3,818,869
Deutsche World Dividend Fund	1,493,303	18,952	634,600	(32,410)	18,952	—	812,722
Deutsche X-trackers MSCI Europe Hedged Equity ETF	218,240	—	41,232	(2,748)	6,922	20	189,312
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	25,632	(275)	10,285	—	102,235
Central Cash Management Fund	961,188	14,298,017	13,032,653	—	—	—	2,226,552
Total	79,992,769	24,622,754	33,661,296	478,107	1,330,508	1,677,042	68,956,389

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$35,170,267	$—	$—	$35,170,267
Exchange-Traded Funds	3,932,341	—	—	3,932,341
Bond Funds	30,188,899	—	—	30,188,899
Market Neutral Fund	1,079,124	—	—	1,079,124
Money Market Fund	2,226,552	—	—	2,226,552

Total	$72,597,183	$—	$—	$72,597,183

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2015 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015